ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2022
Accrued Liabilities [Abstract]
Schedule of accrued liabilities

(in thousands of $)	2022	2021
Vessel operating expenses	17,315	11,278
Administrative expenses	1,650	1,626
Interest expense	8,233	6,890
	27,198	19,794